Other financial assets and liabilities	12 Months Ended
Dec. 31, 2023
Other Financial Assets And Liabilities
Other financial assets and liabilities

14. Other financial assets and liabilities

		Current		Non-Current
	Notes	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Other financial assets
Restricted cash		-	-	4	77
Derivative financial instruments	20	271	342	544	196
Investments in equity securities (i)		-	-	45	7
		271	342	593	280
Other financial liabilities
Derivative financial instruments	20	36	90	95	186
Other financial liabilities - Related parties	31(b)	290	400	-	-
Financial guarantees provided (ii)	32(b)	-	-	-	103
Liabilities related to the concession grant	14(a)	591	416	3,278	2,554
Contract liability and other financial liabilities (iii)		759	766	-	-
		1,676	1,672	3,373	2,843

(i) It mainly relates to a 2.66% noncontrolling interest in Boston Electrometallurgical Company, which aims to promote the development of a technology focused on reducing carbon dioxide emissions in steel production, and a 2.01% noncontrolling interest in Allonia LLC, a transformative biology startup.

(ii) In March 2023, the Company completed the sale of its interest in CSP and derecognized the financial guarantee granted by the Company.

(iii) Includes advances received from customers that meets the definition of contract liability described in IFRS 15 – Revenue from Contracts with Customers and other financial liabilities that meets the definition of a financial liability described in IAS 32 - Financial Instruments: Presentation.

a) Liabilities related to the concession grant

In December 2020, the Company entered into an agreement with the Federal Government to continue operating its concessions of the Estrada de Ferro Carajás (“EFC”) and Estrada de Ferro Vitória a Minas (“EFVM”) for thirty years more, extending the maturity date from 2027 to 2057.

						Consolidated		Discount rate
	Reference	31-Dec-22	Revision to estimates and new provisions	Monetary and present value adjustments	Disbursements	31-Dec-23	31-Dec-23	31-Dec-22	Remaining term of obligations
Payment obligation	(a.i)	954	55	176	(55)	1,130	11.04%	11.04%	34 years
Infrastructure investment	(a.ii)	2,016	719	267	(263)	2,739	5.17% - 5.54%	6.08% - 6.23%	8 years
		2,970	774	443	(318)	3,869
Current liabilities		416				591
Non-current liabilities		2,554				3,278
Liabilities		2,970				3,869

(a.i) Payment obligation

The Company will make payments for the concession grants in quarterly installments through the concession period. This obligation is updated annually by the readjustment index for monetary exchange (“IRT”), which was 4.82% for the year 2023 (2022: 6.47%), resulting in an addition to the provision of US$55 for the year ended December 31, 2023.

In addition, the ANTT may require, at their discretion, further investments on the concession network. Furthermore, there is a requirement for the Company to complete a minimum percentage of certain investments by 2028. In these circumstances, discussions on the economic and financial rebalancing of the contracts will be required and depending on the result of the physical inventory review and if new investments are demanded, the carrying amount of grant payable may have a material impact in the future.

In January 2024 (subsequent event), the Company was notified by the Ministry of Transport related to the asset base of the railway network which, in the understanding of the Ministry of Transport, should be amortized until the end of the concession and should not reduce the value of the grant. The Ministry of Transport required the Company to present measures to recover any compensation from the public authorities for assets covered by this notification. The Company has presented its arguments and understands that the provisions recorded are adequate to comply with obligations related to the concession.

(a.ii) Infrastructure investment

Midwestern Integration Railroad ("FICO") - Construction of 383 km of FICO, between the municipalities of Mara Rosa, in Goiás, and Água Boa, in Mato Grosso. As of December 31, 2023, the Company has a provision in the amount of US$1,584 (2022: US$1,415). In 2023, the Company revised the estimates of cash disbursement for the execution of investments, mainly due to the anticipation of the moment of execution of part of these investments, resulting in the complement of the provision in the amount of U$154 in the year ended December 31, 2023.

Infrastructure program - Comprises over 450 separate projects designed to improve safety and reduce trespass where the railways pass through urban areas. The program will benefit 25 and 33 municipalities intercepted by EFC and EFVM, respectively. In 2023, the Company made progress mainly in the maturity of projects associated with complementary infrastructure, as established in the concession renewal agreements, as well anticipated the timing of execution of part of the obligations, resulting in an addition to the provision in the amount of US$565 in the year ended December 31, 2023.

West-East Integration Railway (“FIOL”) - Acquisition and delivery of rails and sleepers, which the Federal Government will use for construction of section II of the FIOL, which will connect the municipalities of Caetité and Barreiras, in Bahia, and other miscellaneous obligations. In 2022, ANTT issued the definitive Discharge Term regarding the rails and sleepers acquired for FIOL, as established in an amendment to the EFVM concession contract. Therefore, this obligation was settled in 2022.

The construction of FICO and the execution of the Infrastructure Program are Vale's responsibility and changes in relation to the original budgets may materially change the balance of the provision in the future.

(a.iii) Guarantee

As of December 31, 2021, as a condition for signing the contracts, the Company contracted a guarantee. These insurance contracts guarantee compensation, up to the amount established in the policy, for any losses arising from non-compliance of the contractual obligations assumed by Vale in the concession contracts. The amount of insurance coverage is US$236 as of December 31, 2023 (2022: US$209) and the Company recorded financial expenses related to these contracts in the amount of US$11 in 2023 (2022: US$13).

Accounting policy

Concessions – Railway concessions liabilities consist of the following future payments discounted at present value: (i) fixed payments for the concession; (ii) amounts expected to be disbursed for constructing railways and infrastructure; (iii) cost of acquiring equipment to be made available for the granting authority; and (iv) other miscellaneous obligations that complement the early extension of the railway concessions agreement.

Grant payments are discounted using the regulatory weighted average cost of capital (“WACC”), which is the interest rate explicit in the concession agreement as determined by the ANTT, and payments related to other investment obligations are discounted at an incremental rate to reflect the time value of money, that is, a risk-free interest rate applicable to the economic environment in which the Company operates and with terms and conditions equivalent to the obligations assumed.

The amounts payable in relation to the concession granted accounted for as intangible in accordance with the accounting policy, disclosed in note 17.